Long-Term Debt - Additional Information - Senior Unsecured Bonds (Detail) - Teekay Offshore	1 Months Ended	3 Months Ended	12 Months Ended
	May 31, 2014 USD ($)	Nov. 30, 2013 USD ($)	Dec. 31, 2016 USD ($) Debt_Instruments	Feb. 28, 2015 USD ($)
Five-year senior unsecured bonds
Debt Instrument [Line Items]
Debt instrument, principal amount	$ 300,000,000
Debt term	5 years
Ten-year senior unsecured bonds
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 174,200,000
Debt term		10 years
Senior Unsecured Bonds Mature in June 2024
Debt Instrument [Line Items]
Debt instrument, principal amount				$ 30,000,000
Number of debt instruments | Debt_Instruments			3
Debt instrument, carrying amount			$ 466,700,000